Related Party Transactions - Narratives - Terra International 3 (Details) - Terra Offshore Funds REIT - USD ($) $ / shares in Units, $ in Millions		9 Months Ended
	Apr. 29, 2020	Sep. 30, 2019
Related Party Transaction
Proceeds from issuance of common stock		$ 3.6
Shares Issued		212,691
Sale of stock price per share		$ 17.02
Share Price	$ 17.02
Stock Repurchased During Period, Shares	212,691